CONVERTIBLE PREFERRED SHARES - Preferred shares activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONVERTIBLE PREFERRED SHARES
Balance, beginning of period		¥ 2,859,632	¥ 140,661	¥ 28,540
Issuance for cash		2,847,212	2,438,332	100,559
Conversion from convertible loans			133,168	6,250
Issuance cost paid		(9,464)	(18,140)	(1,000)
Accretion and modification of redeemable convertible preferred shares		348,756	111,132	14,123
Foreign currency translation adjustment		60,067	54,479	(7,811)
Balance end of period	$ 877,101	6,106,203	2,859,632	140,661
Series A1 Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Balance, beginning of period		1,402	1,335	1,417
Foreign currency translation adjustment		23	67	(82)
Balance end of period	204	1,425	1,402	1,335
Series A2 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Balance, beginning of period		32,156	28,615	27,123
Accretion and modification of redeemable convertible preferred shares		2,096	2,024	3,170
Foreign currency translation adjustment		554	1,517	(1,678)
Balance end of period	5,000	34,806	32,156	28,615
Series A2I Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Balance, beginning of period		6,826	6,256
Conversion from convertible loans				6,250
Accretion and modification of redeemable convertible preferred shares		267	245	345
Foreign currency translation adjustment		115	325	(339)
Balance end of period	1,035	7,208	6,826	6,256
Series A3 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Balance, beginning of period		118,316	104,455
Issuance for cash		3,038		100,559
Issuance cost paid				(1,000)
Redesignated		(11,697)
Accretion and modification of redeemable convertible preferred shares		8,117	8,328	10,608
Foreign currency translation adjustment		1,802	5,533	(5,712)
Balance end of period	17,176	119,576	118,316	¥ 104,455
Series B1 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Balance, beginning of period		440,721
Issuance for cash			379,542
Issuance cost paid			(8,091)
Accretion and modification of redeemable convertible preferred shares		28,944	35,908
Foreign currency translation adjustment		7,594	33,362
Balance end of period	68,554	477,259	440,721
Series B2 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Balance, beginning of period		510,802
Issuance for cash			321,040
Conversion from convertible loans			133,168
Issuance cost paid			(3,249)
Accretion and modification of redeemable convertible preferred shares		38,349	25,625
Foreign currency translation adjustment		8,857	34,218
Balance end of period	80,153	558,008	510,802
Series C Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Balance, beginning of period		1,749,409
Issuance for cash			1,737,750
Issuance cost paid			(6,800)
Redesignated		(1,755,247)
Accretion and modification of redeemable convertible preferred shares		5,838	39,002
Foreign currency translation adjustment			(20,543)
Balance end of period			¥ 1,749,409
Series C-1 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Redesignated		11,697
Accretion and modification of redeemable convertible preferred shares		761
Foreign currency translation adjustment		221
Balance end of period	1,821	12,679
Series C-2 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Issuance for cash		1,500,416
Issuance cost paid		(2,411)
Redesignated		1,755,247
Accretion and modification of redeemable convertible preferred shares		244,923
Foreign currency translation adjustment		58,878
Balance end of period	510,939	3,557,053
Series D Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Issuance for cash		1,343,758
Issuance cost paid		(7,053)
Accretion and modification of redeemable convertible preferred shares		19,461
Foreign currency translation adjustment		(17,977)
Balance end of period	$ 192,219	¥ 1,338,189